Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Expense	Share-based compensation expense was as follows (in millions):

	For the Years Ended December 31,
	2025	2024	2023
Total expense, pre-tax	$90.2	$101.0	$99.8
Tax benefit related to awards	7.7	8.7	16.7
Total expense, net of tax	$82.5	$92.3	$83.1

Summary of Stock Option Activity

A summary of stock option activity for the year ended December 31, 2025 is as follows (options in thousands):

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value (in millions)
Outstanding at January 1, 2025	5,371	$124.21
Options granted	-	-
Options exercised	(91)	92.72
Options forfeited	(3)	128.14
Options expired	(682)	116.93
Outstanding at December 31, 2025	4,595	$125.91	3.4	$-
Vested or expected to vest as of December 31, 2025	4,595	$125.91	3.4	$-
Exercisable at December 31, 2025	4,594	$125.91	3.4	$-

Weighted Average Fair Value for Stock Options Granted

The following table presents information regarding the weighted average fair value of stock options granted, the assumptions used to determine fair value, the intrinsic value of options exercised and the tax benefit of options exercised in the indicated year. No stock options were granted in 2025 and 2024 and therefore certain information is not applicable (“N/A”).

	For the Years Ended December 31,
	2025	2024	2023
Dividend yield	N/A	N/A	0.8%
Volatility	N/A	N/A	27.7%
Risk-free interest rate	N/A	N/A	3.5%
Expected life (years)	N/A	N/A	5.0
Weighted average fair value of options granted	N/A	N/A	$36.65
Intrinsic value of options exercised (in millions)	$1.0	$11.4	$23.2
Tax benefit of options exercised (in millions)	$0.2	$2.3	$4.4

Summary of Nonvested RSU Activity

A summary of nonvested RSU activity for the year ended December 31, 2025 is as follows (RSUs in thousands):

		Weighted Average
		Grant Date
	RSUs	Fair Value
Outstanding at January 1, 2025	2,069	$123.37
Granted	1,832	98.00
Vested	(683)	102.19
Forfeited	(438)	114.40
Outstanding at December 31, 2025	2,780	$108.83